Fair Value Measurements (Details Narrative) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2024	Feb. 19, 2024 $ / shares shares	Nov. 02, 2023 $ / shares shares	Jul. 03, 2023 $ / shares	Nov. 02, 2022 $ / shares	Oct. 13, 2022 $ / shares	Jul. 26, 2022 $ / shares shares	May 16, 2022 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment in equity securities, shares | shares	177,465	6,466,946	3,019	177,465
Fair value of contingent consideration | $				$ 0.1	$ (3.8)
Share Price			$ 1.06
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001		$ 0.001
Series B3 Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares							8,000
Preferred Stock, Par or Stated Value Per Share							$ 0.001
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights												$ 32.40
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights												$ 105.00
Measurement Input, Share Price [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 2.77			$ 2.77				$ 4.90
Measurement Input, Option Volatility [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	95			95				90
Measurement Input, Risk Free Interest Rate [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	3.82			3.82				4.6
Measurement Input, Expected Term [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)	4 years 10 months 2 days			4 years 10 months 2 days				5 years
Measurement Input, Expected Dividend Payment [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	0.0			0.0				0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | 2023 Purchase Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price			0.90
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member] | 2023 Purchase Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price			$ 1.54
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | 2023 Purchase Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input			95
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | 2023 Purchase Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input			100
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input						79.3
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input						105
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | 2023 Purchase Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input			3.55
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | 2023 Purchase Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input			4.35
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input						5.39
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input						5.54
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | 2023 Purchase Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)			4 years 1 month 2 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | 2023 Purchase Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)			4 years 7 months 2 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)						1 day
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Two Thousand Twenty Four Preferred Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)						2 months 15 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input			0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Payment [Member] | Two Thousand Twenty Four Preferred Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input						0.0
Fair Value, Inputs, Level 3 [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares								1,807,500
Class of warrant or right, exercise price of warrants or rights								$ 3.55					$ 3.55
Expiration term (in years)								5 years
Fair Value, Inputs, Level 3 [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares												214,286
Class of warrant or right, exercise price of warrants or rights								$ 3.55
Fair Value, Inputs, Level 3 [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, exercise price of warrants or rights										$ 3.55
Fair Value, Inputs, Level 3 [Member] | 2022 Inducement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares												214,286
Class of warrant or right, exercise price of warrants or rights								$ 3.55
Fair Value, Inputs, Level 3 [Member] | 2023 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares								1,807,500
Class of warrant or right, exercise price of warrants or rights								$ 3.55
Expiration term (in years)								5 years
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares													170,950
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member] | 2022 Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares													170,950